Vessels, subsidiaries and other property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Vessels, subsidiaries and other property, plant and equipment [Abstract]
Vessel Subsidiaries
The vessels are owned by companies incorporated in the Marshall Islands or the Cayman Islands. The Company directly owns 100% of the vessel subsidiaries. The primary activity of each of the vessel subsidiaries is the ownership and operation of a vessel. In addition, the Company has four Marshall Islands subsidiaries related to the newbuilding contracts, a vessel-chartering subsidiary and three subsidiaries, DHT Management S.A.M. (Monaco), DHT Management AS (Norway) and DHT Ship Management (Singapore) Pte. Ltd., that perform management services for DHT and its subsidiaries. Furthermore, the Company directly owns 53% of Goodwood providing technical management services. The following table sets out the details of the vessel subsidiaries included in these consolidated financial statements:

Company	Vessel name	Dwt	Flag State	Year Built
DHT Appaloosa Inc	DHT Appaloosa	318,918	Hong Kong	2018
DHT Mustang Inc	DHT Mustang	317,975	Hong Kong	2018
DHT Bronco Inc	DHT Bronco	317,975	Hong Kong	2018
DHT Colt Inc	DHT Colt	319,713	Hong Kong	2018
DHT Stallion Inc	DHT Stallion	319,713	Hong Kong	2018
DHT Tiger Limited	DHT Tiger	299,629	Hong Kong	2017
DHT Harrier Inc	DHT Harrier	299,985	Hong Kong	2016
DHT Puma Limited	DHT Puma	299,629	Hong Kong	2016
DHT Panther Limited	DHT Panther	299,629	Hong Kong	2016
DHT Osprey Inc	DHT Osprey	299,999	Hong Kong	2016
DHT Lion Limited	DHT Lion	299,629	Hong Kong	2016
DHT Leopard Limited	DHT Leopard	299,629	Hong Kong	2016
DHT Jaguar Limited	DHT Jaguar	299,629	Hong Kong	2015
Samco Iota Ltd	DHT Taiga	318,130	Hong Kong	2012
DHT Opal Inc	DHT Opal	320,105	Hong Kong	2012
Samco Theta Ltd	DHT Sundarbans	318,123	Hong Kong	2012
Samco Kappa Ltd	DHT Redwood	318,130	Hong Kong	2011
Samco Eta Ltd	DHT Amazon	318,130	Hong Kong	2011
DHT Peony Inc	DHT Peony	320,013	Hong Kong	2011
DHT Lotus Inc	DHT Lotus	320,142	Hong Kong	2011
Samco Epsilon Ltd	DHT China	317,794	Hong Kong	2007
Samco Delta Ltd	DHT Europe	317,713	Hong Kong	2007
DHT Bauhinia Inc	DHT Bauhinia	301,019	Hong Kong	2007
Samco Gamma Ltd	DHT Scandinavia	317,826	Hong Kong	2006

Vessels
Vessels

(Dollars in thousands)	Vessels	Drydock	EGCS[1]	Total
Cost
As of January 1, 2024	$1,929,513	$48,736	$74,630	$2,052,878
Transferred to asset held for sale	(62,829)	(1,756)	(3,836)	(68,421)
Transferred from vessel upgrades	-	6,624	-	6,624
Disposals	-	(8,339)	-	(8,339)
As of December 31, 2024	$1,866,683	$45,264	$70,794	$1,982,741

Accumulated depreciation and impairment
As of January 1, 2024	$(690,077)	$(22,535)	$(56,556)	$(769,168)
Charge for the period	(90,590)	(10,647)	(8,736)	(109,974)
Reversal prior impairment	27,909	-	-	27,909
Transferred to asset held for sale	41,203	690	3,836	45,728
Disposals	-	8,339	-	8,339
As of December 31, 2024	$(711,556)	$(24,153)	$(61,456)	$(797,165)

Net book value
As of December 31, 2024	$1,155,127	$21,111	$9,338	$1,185,576

Cost
As of January 1, 2023	$1,834,769	$46,617	$51,871	$1,933,258
Additions	94,743	-	-	94,743
Transferred from vessel upgrades	-	11,159	22,758	33,917
Disposals	-	(9,040)	-	(9,040)
As of December 31, 2023	$1,929,513	$48,736	$74,630	$2,052,878

Accumulated depreciation and impairment
As of January 1, 2023	$(602,390)	$(20,792)	$(48,079)	$(671,260)
Charge for the period	(87,688)	(10,784)	(8,477)	(106,948)
Disposals	-	9,040	-	9,040
As of December 31, 2023	$(690,077)	$(22,535)	$(56,556)	$(769,168)

Net book value
As of December 31, 2023	$1,239,435	$26,201	$18,074	$1,283,710

Vessel upgrades
As of January 1, 2024	$-	$10	$-	$10
Additions	-	6,614	-	6,614
Transferred to vessels	-	(6,624)	-	(6,624)
As of December 31, 2024	$-	$-	$-	$-

As of January 1, 2023	$-	$2,807	$1,776	$4,583
Additions	-	8,362	20,983	29,345
Transferred to vessels	-	(11,159)	(22,758)	(33,917)
As of December 31, 2023	$-	$10	$-	$10

Vessels under construction
As of January 1, 2024	$-	$-	$-	$-
Additions	93,178	-	-	93,178
As of December 31, 2024	$93,178	$-	$-	$93,178

[1]	Exhaust Gas Cleaning Systems (“EGCS”).

Future Expected Payments Vessels Under Construction
The future expected payments to the builders for the Company’s vessels under construction as of December 31, 2024 are as follows:

(Dollars in thousands)
Year	Amount
2025	$128,393
2026	301,312
Total future expected payments	$429,705

Fair value based on market values less cost of disposal	The recoverable amount is the fair value based on market values less cost of disposal for all vessels except for DHT Scandinavia, in which case the recoverable amount is the agreed sales price minus cost of disposal.

(Dollars in thousands)
Vessel	Recoverable amount	Reversal of impairment
DHT Tiger	$98,940	$3,474
DHT Puma	94,090	254
DHT Panther	94,090	315
DHT Lion	94,090	42
DHT Leopard	94,090	2,544
DHT Jaguar	89,240	2,622
DHT Taiga	72,750	4,265
DHT Sundarbans	72,750	4,728
DHT Redwood	66,930	2,120
DHT Amazon	66,930	2,894
DHT Europe	46,560	2,431
DHT China	46,560	1,010
DHT Scandinavia¹	42,060	1,210
Total	$979,080	$27,909

[1]	DHT Scandinavia was classified as held for sale from December 10, 2024.

Other Property, Plant and Equipment
The Company’s other property, plant and equipment line item in the consolidated statement of financial position mainly consists of right-of-use (“ROU”) assets, fixtures, furniture and computer equipment. The ROU assets relate to the Company’s leased office space in Monaco, Norway, Singapore and India where the Company is a lessee.

(Dollars in thousands)	2024	2023
Right-of-use assets	$3,952	$5,693
Other property, plant and equipment	637	956
Total other property. plant and equipment	$4,589	$6,649